CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 390	$ 518	$ 2,355
Accounts receivable	2,479	1,677	0
Prepaids and other current assets	210	63	46
Total current assets	3,079	2,258	2,401
Investment in CPEC LLC	32	32	32
Total assets	3,111	2,290	2,433
LIABILITIES AND STOCKHOLDER'S DEFICIT
Accounts payable and accrued expenses	3,376	2,144	957
Short-term debt	0	0	663
Total current liabilities	3,376	2,144	1,620
Warrant liability	16,393	23,405	27,549
Total liabilities	19,769	25,549	29,169
Commitments and Contingencies
Stockholder's deficit:
Preferred stock, $.01 par value per share, 10,000,000 shares authorized: Series B nonredeemable convertible preferred stock,1,600,000,1,600,000 and 600,000 shares authorized as of March 31, 2012, September 30, 2011, and 2010 respectively; 526,080, 526,080 and 475,087 shares issued and outstanding as of March 31, 2012, September 30, 2011, and 2010 respectively	5	5	5
Common stock, $.01 par value per share, 200,000,000 shares authorized; 62,237,551, 60,470,718 and 56,817,177 shares issued and outstanding as of March 31, 2012, September 30, 2011 and 2010 respectively	622	605	568
Additional paid-in capital	159,387	158,543	155,402
Accumulated deficit	(176,672)	(182,412)	(182,711)
Total stockholder's deficit	(16,658)	(23,259)	(26,736)
Total liabilities and stockholder's deficit	$ 3,111	$ 2,290	$ 2,433